Retained Earnings and Dividends Paid	12 Months Ended
Dec. 31, 2017
Disclosure of Retained Earnings and Dividends Paid [Abstract]
Retained Earnings and Dividends Paid
31.	Retained Earnings and Dividends Paid

(1)	Details of retained earnings as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Legal reserve(*)	￦	1,604,910	1,604,910
Voluntary reserves		31,847,275	34,833,844
Retained earnings before appropriations		19,721,686	16,931,804

Retained earnings	￦	53,173,871	53,370,558

(*)	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.

(2)	Details of voluntary reserves as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	5,277,449
Reserve for research and human development(*)		330,000	330,000
Reserve for business expansion		26,029,826	29,016,395
Reserve for equalizing dividends		210,000	210,000

	￦	31,847,275	34,833,844

(*)	The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

(3)	Changes in retained earnings for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	48,187,241	53,173,871
Net profit for the period attributed to owner of the Company		7,048,581	1,298,720
Changes in equity method retained earnings		(2,532)	10,065
Remeasurements of defined benefit liability, net of tax		(69,330)	158,991
Dividend paid		(1,990,089)	(1,271,089)

Ending balance	￦	53,173,871	53,370,558

(4)	Dividends paid for the years ended December 31, 2016 and 2017 are as follows:

	2015
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	500	320,982

	2016
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	3,100	1,990,089

	2017
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	1,980	1,271,089

(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	(2,411)	(4,943)
Changes		(2,532)	10,065

Ending balance	￦	(4,943)	5,122

(6)	Changes in remeasurement components for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Beginning balance	￦	(202,878)	(222,997)
Changes		(119,316)	239,636
Income tax effect		49,986	(80,645)
Transfer to reserve for business expansion		49,211	20,493

Ending balance	￦	(222,997)	(43,513)